Share capital - Summary of share purchase of weighted average assumptions (Detail) - Warrant [Member]	12 Months Ended
Dec. 31, 2021 yr $ / shares
Statement [Line Items]
Share price | $ / shares	$ 0.43
Risk-free interest rate	0.24%
Expected dividend	0.00%
Expected life | yr	3
Expected volatility	56.00%